Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities

The following tables present the Company’s fair value hierarchy for its assets and liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

	Fair Value Measurements at September 30, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	5,153	—	—	5,153
	$5,153	$—	$—	$5,153
Liabilities:
Warrant liability - public warrants	$806	$—	$—	$806
Warrant liability - private placement warrants	—	1,387	—	1,387
Warrant liability - Series A penny warrants	—	—	2,852	2,852
	$806	$1,387	$2,852	$5,045

	Fair Value Measurements at December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$2,710	$—	$—	$2,710
Investments in securities	849	64,692	—	65,541
	$3,559	$64,692	$—	$68,251
Liabilities:
Warrant liability - public warrants	$454	$—	$—	$454
Warrant liability - private placement warrants	—	780	—	780
Warrant liability - Series A penny warrants	—	—	1,780	1,780
	$454	$780	$1,780	$3,014

The following tables present the Company’s fair value hierarchy for its assets and liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

(in thousands)	Fair Value Measurements at December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$2,710	$—	$—	$2,710
Investments in securities	849	64,692	—	65,541
	$3,559	$64,692	$—	$68,251
Liabilities:
Warrant liability - public warrants	$454	$—	$—	$454
Warrant liability - private placement warrants	—	780	—	780
Warrant liability - Series A penny warrants	$—	$—	$1,780	$1,780
	$454	$780	$1,780	$3,014

(in thousands)	Fair Value Measurements at December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$887	$—	$—	$887
Investments in securities	849	70,381	—	71,230
	$1,736	$70,381	$—	$72,117
Liabilities:
Warrant liability - public warrants	$1,555	$—	$—	$1,555
Warrant liability - private placement warrants	$—	$953	$—	$953
	$1,555	$953	$—	$2,508

Schedule of Valuation Assumptions

The fair value of the Series A Penny Warrant liability as of September 30, 2025 and December 31, 2024 was determined utilizing a Monte Carlo simulation valuation method, using the following inputs and assumptions:

$ in thousands, except for Stock price, Strike price, and share amounts	September 30, 2025
Warrant Shares	1,304,742
Aggregate Value Cap	$11,250
Stock price	$4.94
Strike price	$0.01
Term (in years)	3.4 years
Volatility	99.0%
Risk free rate	3.6%
Dividend Rate	—%

$ in thousands, except for Stock price, Strike price, and share amounts	December 31, 2024
Warrant Shares	1,274,742
Aggregate Value Cap	$11,250
Stock price	$3.15
Strike price	$0.01
Term (in years)	4.2
Volatility	100.0%
Risk free rate	4.3%
Dividend Rate	—%

The fair value of the Series A Penny Warrant liability as of March 4, 2024 and December 31, 2024 was determined utilizing a Monte Carlo simulation valuation method, using the following inputs and assumptions:

$ in thousands, except for Stock price, Strike price, and share amounts	March 4, 2024
Warrant Shares	1,304,907
Aggregate Value Cap	$11,250
Stock price	$15.49
Strike price	$0.01
Term (in years)	5 years
Volatility	95.0%
Risk free rate	4.2%
Dividend Rate	—%

$ in thousands, except for Stock price, Strike price, and share amounts	December 31, 2024
Warrant Shares	1,274,742
Aggregate Value Cap	$11,250
Stock price	$3.15
Strike price	$0.01
Term (in years)	4.2 years
Volatility	100.0%
Risk free rate	4.3%
Dividend Rate	—%

Schedule of Change in Fair Value of Derivative Liability

The following table shows the change in the fair value of the Series A Penny Warrant liability for the nine months ended September 30, 2025.

September 30, 2025
Balance as of December 31, 2024	$1,780
Issuance of Series A Penny Warrants	—
Change in fair value of Series A Penny Warrants	1,072
Balance as of September 30, 2025	$2,852

The following table shows the change in the fair value of the Series A Penny Warrant liability for the year ended December 31, 2024

(in thousands)	Amount
Balance as of December 31, 2023	$—
Issuance of Series A Penny Warrants	3,747
Change in fair value of Penny Warrant liability	(1,967)
Balance as of December 31, 2024	$1,780

The following table shows the change in the fair value of the derivative liability associated with the Company's Bridge Notes for the year ended December 31, 2024 and December 31, 2023:

(in thousands)	Amount
Balance as of December 31, 2022	$971
Change in fair value of derivative liability	14,589
Derecognition of derivative liability	(15,560)
Balance as of December 31, 2023	—
Change in fair value of derivative liability	—
Derecognition of derivative liability	—
Balance as of December 31, 2024	$—